Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable [Abstract]
Schedule of Accounts Payable
	As of December 31,
	2024	2025
	RMB	RMB	USD

IT Service Fee	4,245	3,772	539
Others	153	1,441	206
Accounts payable	4,398	5,213	745